Subsequent Event - Summary of Remaining Principal Amount of Unsecured Notes (Detail) - USD ($) $ in Millions	Jan. 31, 2019	Dec. 31, 2018	Oct. 29, 2018	Dec. 31, 2017	Apr. 07, 2017
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 6,774		$ 7,650
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		6,774		7,650	$ 2,900
Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	$ 6,450
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500	$ 1,300	1,300
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	500
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500		500
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	500
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450		450
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	450
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,171		1,200	1,200
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	1,061
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		700		700	700
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	666
6.75% Due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,400		1,400
6.75% Due November 15, 2039 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	1,400
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		744		750
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	722
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		350		350
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	300
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 959		$ 1,000	$ 1,000
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	$ 851